Note 1 - Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Notes
Note 1 - Summary of Significant Accounting Policies

NOTE 1 – Summary of Significant Accounting Policies

Unaudited Interim Financial Information

The accompanying Balance Sheet as of June 30, 2013, Statements of Operations for the three months ended June 30, 2013 and 2012, and cumulative from March 3, 2011 (Inception) to June 30, 2013, Statement of Stockholder’s (Deficit) for the cumulative period from March 3, 2011 (Inception) to June 30, 2013, and the Statements of Cash Flows for the six months ended June 30, 2013 and 2012, and cumulative from March 3, 2011 (Inception) to June 30, 2013, are unaudited.  These unaudited interim financial statements have been prepared in accordance with accounting principles accepted in the United States of America (“GAAP”).  In the opinion of the company’s management, the unaudited interim financial statements have been prepared on the same basis as the audited financial statements and included all adjustments necessary for the fair presentation of the Company’s statement of financial position at June 30, 2013 and its results of operations and its cash flows for the period ended June 30, 2013 and cumulative from March 3, 2011 (inception) to June 30, 2013.  The results for the period ended June 30, 2013 are not necessarily indicative of the results to be expected for the fiscal year ending December 31, 2013.

Organization

Blue Water Global Group, Inc. (“Company” or “Blue Water”) is a development stage company with only early stage operations.  Blue Water was incorporated under the laws of the State of Nevada on March 3, 2011 under the name Blue Water Restaurant Group, Inc.  Blue Water amended its Articles of Incorporation on June 13, 2013 to change its name to Blue Water Global Group, Inc.  The Company’s business plan calls for the development of a chain of casual dining restaurants in popular tourist destinations throughout the Caribbean region.  Its initial restaurant is going to be called Blue Water Bar & Grill and will be located in St. Maarten, Dutch West Indies.  In addition to developing and launching its own restaurant concepts, Blue Water also provides restaurant development and operational management consulting services to outside restaurant businesses.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (US GAAP) for financial information and in accordance with the Securities and Exchange Commission’s (SEC) Regulation S-X.  They reflect all adjustments which are, in the opinion of the Company’s management, necessary for a fair presentation of the financial position and operating results as of and for the period ended June 30, 2013 and for the period March 3, 2011 (inception) to June 30, 2013.

Use of Estimates

The accompanying financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America.  Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for a period necessarily involves the use of estimates which have been made using careful judgment.  Actual results may vary from these estimates.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents.  As of June 30, 2013, the Company had $146 in cash and equivalents.

Revenue Recognition

The Company follows the guidance of FASB ASC Topic 605 for revenue recognition.  In general, the Company recognizes revenue when (1) the price is fixed and determinable, (2) persuasive evidence of an arrangement exists, (3) the service has been provided, and (4) collectability is reasonably assured.

The Company generates and anticipates generating future revenue from two sources: (i) food, beverage and souvenir sales from its Blue Water Bar & Grill restaurant concept presently under development and (ii) consulting services consisting of restaurant development and operational management services to outside restaurant businesses.  Revenue from food, beverage and souvenir sales at its future Blue Water Bar & Grill restaurants will be recognized at the time of the sale and revenues from consulting services are recognized when the services are performed, evidence of an arrangement exists, the fee is fixed and determinable, and collectability is probable.

Accounts Receivable

Accounts receivable are stated at net invoice amount.  An allowance for doubtful accounts is based on management’s best estimate of uncollectible receivable balances based on the creditworthiness of the customer and prior collection history.  As of June 30, 2013 the allowance for doubtful accounts was $-0-.

Investments

The Company accounts for its marketable securities, which are classified as trading securities, in accordance with generally accepted accounting principles for certain investments in debt and equity securities, which requires that trading securities be carried at fair value.  Unrealized gains and losses due to changes in fair value as well as realized gains and losses resulting from sales of securities are reported as Other Income/Expenses in the statement of operations.  Fair value of the securities is based upon quoted market prices in active markets or estimated fair value when quoted market prices are not available.  The cost basis for realized gains and losses is determined on a specific identification basis.  As of June 30, 2013, the Company had no investments.

Fair Value of Financial Instruments

ASC 820, “Fair Value Measurements” and ASC 825, Financial Instruments, requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  It establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value.  A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.  It prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The estimated fair values of the Company’s financial instruments are as follows:

	Fair Value Measurement at June 30, 2013 Using:

Description	June 30, 2013	Quoted Prices In Active Markets For Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and equivalents	$146	$146	$0	$0
Accounts receivable	10,000	10,000	0	0
	$10,146	$10,146	$0	$0

Liabilities
Accounts payable (related party)	$182,511	$182,511	$0	$0
Accounts payable (non-related)	9,000	9,000	0	0
	$191,511	$191,511	$0	$0

Net Loss per Share Calculation

Basic net loss per common share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period.   Diluted earnings per shares is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.  During the period ended June 30, 2013 and cumulative from March 3, 2011 (inception) to June 30, 2013 the Company had no dilutive financial instruments issued or outstanding.

Income Taxes

The Company accounts for income taxes pursuant to FASB ASC 740, Income Taxes.  Under FASB ASC 740-10-25, deferred tax assets and liabilities are determined based on temporary differences between the bases of certain assets and liabilities for income tax and financial reporting purposes.  The deferred tax assets and liabilities are classified according to the financial statement classification of the assets and liabilities generating the differences.

The Company maintains a valuation allowance with respect to deferred tax assets.  Blue Water establishes a valuation allowance based upon the potential likelihood of realizing the deferred tax asset and taking into consideration the Company’s financial position and results of operations for the current period.  Future realization of the deferred tax benefit depends on the existence of sufficient taxable income within the carryforward period under the Federal tax laws.

Changes in circumstances, such as the Company generating taxable income, could cause a change in judgment about its ability to realize the related deferred tax asset.  Any change in the valuation allowance will be included in income in the year of the change in estimate.

Fiscal Year

The Company elected December 31st for its fiscal year end.